Business combination, Cash flow on acquisition (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash flow on acquisition [Abstract]
NET CASH FLOW ON ACQUISITION		$ 0	$ 0	$ 8,267	$ 0
Goodwood [Member]
Cash flow on acquisition [Abstract]
Net cash acquired with the subsidiary	$ 8,660
Cash paid	(394)
NET CASH FLOW ON ACQUISITION	$ 8,267